Goodwill And Identifiable Intangible Assets - Amortization Expense Related to Identifiable Intangible Assets (including income statement line item) (Detail) - USD ($) $ in Millions	3 Months Ended						9 Months Ended						12 Months Ended
	Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016		Sep. 30, 2017		Oct. 02, 2016		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Successor
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 103	[1]	$ 203	[2]			$ 390	[1]	$ 59	[2]
Successor | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	116		162				347							$ 85
Successor | Retail customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining useful lives of finite-lived intangible assets													4 years
Successor | Retail customer relationship [Member] | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	105		152				315		9
Successor | Software and other technology-related assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining useful lives of finite-lived intangible assets													4 years
Successor | Software and other technology-related assets [Member] | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	10		9				27		44
Successor | Electricity supply contract [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining useful lives of finite-lived intangible assets													22 years
Successor | Electricity supply contract [Member] | Operating revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	2		2				7
Successor | Retail and wholesale contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining useful lives of finite-lived intangible assets													2 years
Successor | Retail and wholesale contracts [Member] | Operating revenues, fuel, purchased power costs and delivery fees [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	(17)		38				34
Successor | Other Identifiable Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining useful lives of finite-lived intangible assets													5 years
Successor | Other Identifiable Intangible Assets [Member] | Operating revenues, fuel, purchased power costs and delivery fees, depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 3		$ 2				$ 7		6
Predecessor
Finite-Lived Intangible Assets [Line Items]
Amortization expense					$ 21	[1]					$ 59	[1]		107	[2]	$ 170	[2]
Predecessor | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense					20				$ 58		58					116
Predecessor | Retail customer relationship [Member] | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense					3						9			17		23
Predecessor | Software and other technology-related assets [Member] | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense					15						44			60		59
Predecessor | Electricity supply contract [Member] | Operating revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense					0						0
Predecessor | Retail and wholesale contracts [Member] | Operating revenues, fuel, purchased power costs and delivery fees [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense					0						0
Predecessor | Other Identifiable Intangible Assets [Member] | Operating revenues, fuel, purchased power costs and delivery fees, depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense					$ 3						$ 6			$ 30		$ 88

[1]	Amounts recorded in depreciation and amortization totaled $116 million and $20 million for the three months ended September 30, 2017 and 2016, respectively, and $347 million and $58 million for the nine months ended September 30, 2017 and 2016, respectively.
[2]	Amounts recorded in depreciation and amortization totaled $162 million, $58 million, $85 million and $116 million for the Successor period from October 3, 2016 through December 31, 2016, the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014, respectively.